CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net (loss) income	$ (23,738,837)	$ (6,747,453)	$ 6,944,691
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization expenses	387,020	286,874	449,035
Amortization of right-of-use assets	513,218	731,923	92,979
Loss from disposal of property and equipment	1,275	14,810
Provision for doubtful accounts of accounts receivables	19,276,587	4,155,246	1,960,604
Provision for doubtful accounts of prepayments	1,196,563	2,668,421	0
Provision for doubtful accounts of other current assets	(12,483)	56,341
Changes in fair value of short-term investments	(17,335)
Impairment of property and equipment		434,878
Gain from disposal of intangible assets			(639,792)
Changes in fair value of warrant liabilities	(1,912)	(2,367,632)
Issuance cost in connection with warrant liabilities		34,927
Deferred tax expenses (benefits)			108,638
Changes in operating assets and liabilities:
Notes receivable			57,936
Accounts receivable	1,197,088	6,069,121	(12,463,921)
Prepayments - third parties	6,859,021	(5,802,836)	(153,907)
Prepayments - a related party	(1,160,912)	(2,333,148)
Media deposits - third parties	(134,687)	5,686,916	2,280,182
Media deposits - a related party	1,243,870	(1,409,128)
Other current assets	1,745,634	(1,353,409)	(590,378)
Accounts payable	(2,442,824)	(23,769,006)	(2,730,134)
Advance from advertisers	(769,787)	(1,722,679)	2,506,020
Advertiser deposits	(313,009)	(5,029,471)	(1,063,757)
Income tax payable		(302,038)	121,077
Accrued expenses and other liabilities	(1,848,320)	354,692	(182,909)
Operating lease liabilities	(378,689)	(870,548)	(89,568)
Net Cash Provided by (Used in) Operating Activities	1,601,481	(31,213,199)	(3,393,204)
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,514,414)	(1,101,948)	(1,007)
Purchases of intangible assets	(13,463)	(837,299)
Proceeds from disposal of property and equipment	222,916
Proceeds from disposal of intangible assets			1,245,619
Prepayments for licensed copyrights		(2,924,897)
Purchases of short-term investments	(5,215,262)
Redemption of short-term investments	1,931,936
Purchase of long-term investments	(832,219)	(1,550,195)
Repayment of loans from related parties	1,642,724
Net Cash (Used in) Provided by Investing Activities	(3,777,782)	(6,414,339)	1,244,612
Cash Flows from Financing Activities:
Issuance of ordinary shares pursuant to initial public offering, net of issuance costs		26,507,760
Issuance of ordinary shares pursuant to over-allotment, net of issuance costs		4,154,987
Issuance of units pursuant to a private placement, net of issuance costs		9,852,486
Proceeds from bank borrowings	1,486,105	7,750,977	1,448,394
Repayment of bank borrowings		(9,301,172)
Proceeds from borrowings from third parties			6,611,917
Repayment of borrowings to third parties	(1,456)		(6,901,596)
Proceeds from borrowings from related parties			36,115
Repayment of borrowings to related parties		(709,021)
Payment of issuance cost related to initial public offering			(422,457)
Payments of dividends to shareholders	(1,188,884)	(2,170,273)
Net Cash Provided by Financing Activities	295,765	36,085,744	772,373
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(323,238)	152,389	631,527
Net (decrease) increase in cash, cash equivalents and restricted cash	(2,203,774)	(1,389,405)	(744,692)
Cash, cash equivalents and restricted cash at beginning of year	8,882,851	10,272,256	11,016,948
Cash, cash equivalents and restricted cash at end of year	6,679,077	8,882,851	10,272,256
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	6,679,077	4,751,538	6,576,658
Restricted cash		4,131,313	3,695,598
Total cash, cash equivalents and restricted cash	6,679,077	8,882,851	10,272,256
Supplemental Cash Flow Information
Cash paid for interest expense		88,518	191,486
Cash paid for income tax	2,158
Non-cash operating, investing and financing activities
Right of use assets obtained in exchange for operating lease obligations	$ 4,299	$ 1,574,311	355,450
Settlement of borrowings from a third party by netting off against accounts receivable due from a third party			$ 4,055,502